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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-7398

              Van Kampen Pennsylvania Value Municipal Income Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
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               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 1/31/05


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Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN PENNSYLVANIA VALUE MUNICIPAL INCOME TRUST

PORTFOLIO OF INVESTMENTS JANUARY 31, 2005 (UNAUDITED)

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PAR
AMOUNT
(000)            DESCRIPTION                                                      COUPON           MATURITY             VALUE
                 MUNICIPAL BONDS    160.4%
                 PENNSYLVANIA    149.5%
       $ 1,000   Allegheny Cnty, PA Arpt Auth Pittsburgh Intl Arpt Rfdg
                 (AMT) (FGIC Insd)                                                  5.750 %        01/01/18     $         1,077,480
         1,360   Allegheny Cnty, PA Hosp Dev Auth Rev Hlth Sys Ser A
                 (MBIA Insd)                                                        6.500          11/15/30               1,595,457
         2,000   Allegheny Cnty, PA Port Auth Spl Rev Trans
                 (Prerefunded @ 03/01/09) (MBIA Insd)                               6.000          03/01/24               2,266,020
           905   Allegheny Cnty, PA Residential Mtg Single Family Ser
                 KK-2 (AMT) (GNMA Collateralized)                                   5.750          05/01/33                 941,037
         1,525   Allegheny Cnty, PA Residential Mtg Single Family Ser
                 MM (AMT) (GNMA Collateralized)                                     5.200          05/01/33               1,558,733
         1,000   Allegheny Cnty, PA San Auth Swr Rev (MBIA Insd)                    5.500          12/01/24               1,121,930
         2,600   Allentown, PA Area Hosp Auth Rev Sacred Heart Hosp
                 of Allentown Ser A Rfdg                                            6.750          11/15/14               2,629,536
         1,000   Ambridge, PA Area Sch Dist (MBIA Insd)                             5.500          11/01/31               1,107,700
         1,695   Berks Cnty, PA Muni Auth Albright College Proj (a)                 5.500          10/01/16               1,841,804
         1,800   Berks Cnty, PA Muni Auth Albright College Proj (a)                 5.500          10/01/17               1,944,108
         2,000   Berks Cnty, PA Muni Auth Hosp Rev Reading Hosp &
                 Med Ctr Proj (Prerefunded @ 11/01/09) (FSA Insd)                   6.000          11/01/29               2,313,380
         1,000   Bethlehem, PA Auth Wtr Gtd (FSA Insd)                              5.000          11/15/19               1,097,700
         1,000   Canon McMillan Sch Dist PA Ser B (FGIC Insd)                       5.500          12/01/29               1,102,430
           870   Carbon Cnty, PA Indl Dev Auth Panther Creek Partn
                 Proj Rfdg (AMT) (LOC: Paribas & Union Bk of CA In                  6.650          05/01/10                 945,003
         1,000   Central Dauphin, PA Sch Dist (FSA Insd)                            5.000          12/01/19               1,092,270
         1,000   Chester Cnty, PA Indl Dev Auth Rev Collegium Charter
                 Sch Proj Ser A (ACA Insd)                                          5.500          04/15/31               1,058,360
         1,000   Cumberland Cnty, PA Muni Auth Dickinson College Ser
                 A (AMBAC Insd)                                                     5.500          11/01/30               1,101,100
         1,000   Delaware Cnty, PA Auth College Neumann College
                 Rfdg                                                               6.000          10/01/31               1,040,790
         1,000   Delaware Cnty, PA Auth Hosp Rev Crozer Chester Med
                 Ctr                                                                6.000          12/15/09               1,011,450
         1,500   Delaware Vly, PA Regl Fin Auth                                     5.750          07/01/17               1,749,255
         1,010   Erie, PA Ser A (FSA Insd)                                          5.000          11/15/18               1,111,283
         1,000   Harrisburg, PA Auth Res Gtd Sub Ser D-2 (FSA Insd)                 5.000          12/01/33               1,095,730
         1,575   Harrisburg, PA Auth Wtr Rev Rfdg (FSA Insd)                        5.000          07/15/21               1,706,339
         1,000   Jenkintown, PA Sch Dist Ser A (FGIC Insd) (b)                      5.000          05/15/28               1,044,290
         2,000   Lehigh Cnty, PA Gen Purp Auth Cedar Crest College
                 Rfdg                                                               6.700          04/01/26               2,092,460


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




         1,000   Luzerne Cnty, PA Ser A (MBIA Insd)                                 5.250          11/15/25               1,099,100
         5,000   Lycoming Cnty, PA Auth College Rev PA College of
                 Technology (AMBAC Insd)                                            5.375          07/01/30               5,471,500
         1,000   Mercer Cnty, PA (FGIC Insd)                                        5.500          10/01/15               1,131,920
         1,000   Mifflin Cnty, PA Hosp Auth (Radian Insd)                           6.200          07/01/25               1,129,250
         1,000   Monroe Cnty, PA Hosp Auth Rev Hosp Pocono Med Ctr                  6.000          01/01/43               1,061,210
         1,150   Monroeville, PA Muni Auth San Swr Rev Ser B (MBIA
                 Insd) (a)                                                          5.250          12/01/17               1,283,446
         1,000   Montgomery Cnty, PA Higher Ed & Hlth Auth Hosp Rev
                 Abington Mem Hosp Ser A                                            5.125          06/01/32               1,019,360
           900   Montgomery Cnty, PA Indl Dev Auth Rev Res Rec
                 Montenay Proj Ser A (MBIA Insd)                                    5.250          11/01/14               1,021,302
         1,225   Northampton Twp, PA (FGIC Insd) (a)                                5.375          05/15/15               1,365,287
         1,500   Pennsylvania Intergvtl Coop Auth Spl Tax Rev
                 Philadelphia Fdg Pgm Rfdg (FGIC Insd)                              5.500          06/15/20               1,556,820
         1,000   Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ                 5.500          05/01/17               1,116,690
         1,000   Pennsylvania St Higher Ed Fac Auth Rev La Salle Univ               5.500          05/01/34               1,043,130
         1,000   Pennsylvania St Higher Ed Fac Auth Rev Thomas
                 Jefferson Univ                                                     5.375          01/01/25               1,084,010
         1,500   Pennsylvania St Higher Ed Fac Auth Rev Univ
                 Sciences Philadelphia Ser A (XLCA Insd) (b)                        5.000          11/01/36               1,560,690
         1,000   Pennsylvania St Higher Ed Fac Messiah College Ser
                 AA3 (Radian Insd)                                                  5.500          11/01/22               1,095,070
         1,645   Pennsylvania St Higher Ed Fac Philadelphia College
                 Osteopathic Med (a)                                                5.000          12/01/17               1,774,659
         1,725   Pennsylvania St Higher Ed Fac Philadelphia College
                 Osteopathic Med (a)                                                5.000          12/01/18               1,852,615
         1,000   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                      6.250          01/15/17               1,144,640
         2,000   Pennsylvania St Higher Ed UPMC Hlth Sys Ser A                      6.000          01/15/31               2,223,180
         1,000   Pennsylvania St Indl Dev Auth Econ Dev (AMBAC Insd)                5.500          07/01/14               1,132,100
         3,015   Pennsylvania St Tpk Commn Ser T Rfdg (FGIC Insd)                   5.500          12/01/10               3,415,995
         1,500   Pennsylvania St Univ                                               5.000          09/01/35               1,574,790
         1,000   Philadelphia, PA Auth Indl Dev Amern College Of
                 Physicians                                                         5.500          06/15/27               1,054,020
         1,500   Philadelphia, PA Gas Wks Rev 1975 Gen Ordinance
                 17th Ser (FSA Insd)                                                5.375          07/01/19               1,670,490
         1,000   Philadelphia, PA Hosp & Higher Ed Fac Auth Hosp Rev
                 PA Hosp Rfdg (Escrowed to Maturity)                                6.250          07/01/06               1,050,920
         1,455   Philadelphia, PA Hosp & Higher Ed Fac Auth Rev
                 Cmnty College Ser B Rfdg (MBIA Insd) (a)                           6.500          05/01/09               1,661,188
         2,000   Philadelphia, PA Sch Dist Ser B (Prerefunded @
                 09/01/05) (AMBAC Insd)                                             5.500          09/01/18               2,059,160
         3,675   Philadelphia, PA Wtr & Wastewtr Rev Rfdg (AMBAC
                 Insd)                                                              5.500          06/15/07               3,926,407
         4,500   Pittsburgh & Allegheny Cnty, PA Pub Aud Regl Asset
                 Dist Sales Tax (AMBAC Insd)                                        5.000          02/01/24               4,813,020
         1,000   Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C (AMT)                6.500          10/01/23               1,036,920

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

         1,570   Pittsburgh, PA Urban Redev Auth Mtg Rev Ser C (AMT)
                 (GNMA Collateralized)                                              5.700          04/01/30               1,611,888
         1,765   Quaker Valley, PA Sch Dist (FSA Insd) (a)                          5.375          04/01/20               1,987,849
         1,375   Red Lion, PA Area Sch Dist Ser A (FSA Insd) (a) (b)                5.000          02/01/20               1,503,425
         1,000   Southcentral, PA Gen Auth Rev Wellspan Hlth Oblig
                 (MBIA Insd)                                                        5.375          05/15/28               1,067,410
         1,000   State Pub Sch Bldg Auth PA Delaware Cnty College
                 Proj (MBIA Insd)                                                   5.750          10/01/16               1,133,640
           360   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
                 Proj (FGIC Insd)                                                   5.250          11/01/19                 400,964
         2,480   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
                 Proj (FGIC Insd) (a)                                               5.250          11/01/23               2,746,972
           640   State Pub Sch Bldg Auth PA Sch Conneaut Sch Dist
                 Proj (Prerefunded @ 11/01/13) (FGIC Insd)                          5.250          11/01/19                 727,270
         1,000   Susquehanna Area Regl Arpt Auth PA Ser A (AMT)
                 (AMBAC Insd)                                                       5.375          01/01/21               1,080,010
         1,000   Susquehanna Area Regl Arpt Auth PA Ser D                           5.375          01/01/18               1,034,790
         1,000   Union Cnty, PA Higher Edl Bucknell Univ Ser A                      5.250          04/01/21               1,106,330
           500   Union Cnty, PA Higher Edl Bucknell Univ Ser A                      5.250          04/01/22                 552,835
           720   Washington Cnty, PA Auth Rev Cap Fdg Proj & Equip
                 Pgm (AMBAC Insd)                                                   6.150          12/01/29                 766,778
         1,350   Washington Cnty, PA Ser A (AMBAC Insd)                             5.125          09/01/27               1,432,040
         1,000   Wayne Highlands, PA Sch Dist (FSA Insd)                            5.375          04/01/14               1,125,850
         1,000   Wilson, PA Area Sch Dist (FGIC Insd)                               5.125          03/15/16               1,103,420
         1,100   York Cnty, PA (AMBAC Insd)                                         5.000          06/01/19               1,195,601
           500   York Cnty, PA Sch Technology Auth Lease Rev (FGIC
                 Insd)                                                              5.500          02/15/22                 566,205
         1,000   York Cnty, PA Sch Technology Auth Lease Rev (FGIC
                 Insd)                                                              5.500          02/15/23               1,130,770
                                                                                                                  ------------------
                                                                                                                        110,348,581
                                                                                                                  ------------------

                 GUAM    2.4%
         1,585   Guam Intl Arpt Auth Gen Ser B (MBIA Insd)                          5.250          10/01/21               1,757,226
                                                                                                                  ------------------

                 PUERTO RICO    6.9%
         4,000   Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser Y
                 Rfdg (FSA Insd)                                                    6.250          07/01/21               5,111,880
                                                                                                                  ------------------

                 U. S. VIRGIN ISLANDS    1.6%
         1,000   Virgin Islands Pub Fin Auth Rev Gross Rcpts Taxes Nt
                 Ser A                                                              6.375          10/01/19               1,157,460
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
TOTAL LONG-TERM INVESTMENTS    160.4%
   (Cost $110,030,659)                                                                                                  118,375,147

TOTAL SHORT-TERM INVESTMENTS    4.8%
   (Cost $3,500,000)                                                                                                      3,500,000
                                                                                                                  ------------------

TOTAL INVESTMENTS    165.2%
   (Cost $113,530,659)                                                                                                  121,875,147

LIABILITIES IN EXCESS OF OTHER ASSETS    (4.2%)                                                                          (3,081,105)

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)    (61.0%)                                                           (45,011,404)

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
                                                                                                                  ------------------

NET ASSETS APPLICABLE TO COMMON SHARES    100.0%                                                                        $73,782,638
                                                                                                                  ==================
                 Percentages are calculated as a percentage of net assets
                 applicable to common shares.
(a)              The Trust owns 100% of the bond issuance.
(b)              Securities purchased on a when-issued or delayed delivery basis.
ACA            - American Capital Access
AMBAC          - AMBAC Indemnity Corp.
AMT            - Alternative Minimum Tax
FGIC           - Financial Guaranty Insurance Co.
FSA            - Financial Security Assurance Inc.
GNMA           - Government National Mortgage Association
LOC            - Letter of Credit
MBIA           - Municipal Bond Investors Assurance Corp.
Radian         - Radian Asset Assurance
XLCA           - XL Capital Assurance Inc.

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Item 2.  Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3.  Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.


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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Pennsylvania Value Municipal Income Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
   ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: March 22, 2005

By: /s/ James W. Garrett
    --------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: March 22, 2005